Derivative Warrant Liability	12 Months Ended
Dec. 31, 2024
Derivative Warrant Liability [Abstract]
Derivative Warrant Liability
19	Derivative Warrant Liability

	2024	2023

Issuance of 21,228,900 warrants in connection with merger	314,188	4,245,780
Fair value remeasurement of derivative warrant liability	(314,188)	(3,931,592)
	Nil	314,188

In accordance with IAS 32, a contract to issue a variable number of shares fails to meet the definition of equity and must instead be classified as a derivative liability and measured at fair value with changes in fair value recognized in the consolidated statement of comprehensive income at each reporting date. The derivative liabilities will ultimately be converted into the Group’s equity (ordinary shares) when the warrants are exercised or will be extinguished on the expiry of the outstanding warrants and will not result in the outlay of any cash by the Group.

In connection with the completion of the business combination on December 20, 2019, each of Twelve Sea’s 21,229,000 outstanding warrants were converted into the Group’s warrants at 1:1 ratio. The warrants allow the holder to subscribe for the ordinary shares of the Company at 1:1 basis at an exercise price of USD 11.50. The warrants shall lapse and expire after five years from the closing of the business combination. The holders of the warrants issued pursuant to the business combination may elect, if the Group does not have an effective registration statement or the prospectus contained therein is not available for the issuance of the warrant shares to the holder, in lieu of exercising the warrants for cash, a cashless exercise option to receive a variable number of common shares.

At initial recognition on December 20, 2019, the Group recorded a derivative warrant liability of USD 16,983,200 based on the quoted price on December 20, 2019, of USD 0.8 per warrant and then revalued at USD 0.74 at December 31, 2019 resulting in a fair value gain of USD 1,273,740 and a warrant derivative liability of USD 15,709,460. These warrants were accounted for as part of the consideration transferred under IFRS 2.

On May 14, 2020, holders of 100 warrants have exercised their rights through cash exercise and converted the warrants into ordinary shares.

In 2024 the derivative warrant liabilities reached their expiration in December 2024 and are no longer outstanding.

At December 31, 2023, the Group recorded a derivative warrant liability of USD 314,188 which resulted in a gain on revaluation of derivative warrant liability for the year ended December 31, 2023 of USD 3,931,592.